PREPAYMENTS AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2021
PREPAYMENTS AND OTHER RECEIVABLES
PREPAYMENTS AND OTHER RECEIVABLES

8.    PREPAYMENTS AND OTHER RECEIVABLES

Prepayments and other receivables consist of the following:

	As of	As of
	December 31,	December 31,
	2020	2021
	US$	US$

Receivables from third-party payment service providers	350	574
Utility deposits	—	2,820
Deferred expense*	248	401
Loans to the third parties**	—	9,328
Deductible value-added input tax	692	7,458
Interest receivables	30	—
Others	242	944
Prepayments and other receivables	1,562	21,525

*     Deferred expense represents cash paid in advance to vendors, such as consultant expense and compliance expense, which would be amortized according to their respective service periods.

**   Loans to the third parties mainly consist of the free interest and due on demand loans of US$7,965 to Bee Computing (HK) Limited which engages in the research and development of cryptocurrency mining chips and mining machines.